UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment:           |_|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     GCore Capital Management LP

Address:  623 Fifth Avenue,
          32nd Floor
          New York, NY 10022

13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward Grinacoff
Title:  Chief Financial Officer
Phone:  (212) 407-7630


Signature, Place and Date of Signing:

/s/ Edward Grinacoff          New York, New York          February 16, 2010
-----------------------      ---------------------       --------------------
 [Signature]                     [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total: $18,140
                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number        Name

         028-XXXXX             GCore Capital Corp.
         028-XXXXX             GCore Capital Master Fund Ltd.

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                        COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                                 TITLE                 VALUE     SHRS OR  SH/ PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION     MANAGERS   SOLE     SHARED  NONE
ACTIVISION BLIZZARD INC        COM        00507V109     111     10,000    SH        Shared-Defined    1,2    10,000
ADVANCED MICRO DEVICES INC     COM        007903107     147     15,200    SH        Shared-Defined    1,2    15,200
ALTERA CORP                    COM        021441100     516     22,800    SH        Shared-Defined    1,2    22,800
ANALOG DEVICES INC             COM        032654105     720     22,800    SH        Shared-Defined    1,2    22,800
APPLIED MATLS INC              COM        038222105   1,377     98,800    SH        Shared-Defined    1,2    98,800
ATMEL CORP                     COM        049513104     140     30,400    SH        Shared-Defined    1,2    30,400
BROADCOM CORP                  CL A       111320107     359     11,400    SH        Shared-Defined    1,2    11,400
CALLON PETE CO DEL             COM        13123X102      75     50,000    SH        Shared-Defined    1,2    50,000
FEDERAL HOME LN MTG CORP       COM        313400301     478    325,000    SH        Shared-Defined    1,2    25,000
INTEL CORP                     COM        458140100   2,326    114,000    SH        Shared-Defined    1,2    14,000
KLA-TENCOR CORP                COM        482480100     412     11,400    SH        Shared-Defined    1,2    11,400
KODIAK OIL & GAS CORP          COM        50015Q100     111     50,000    SH        Shared-Defined    1,2    50,000
LSI CORPORATION                COM        502161102     114     19,000    SH        Shared-Defined    1,2    19,000
LEAR CORP                      COM NEW    521865204   5,044     74,571    SH        Shared-Defined    1,2    74,571
LINEAR TECHNOLOGY CORP CMN     COM        535678106     581     19,000    SH        Shared-Defined    1,2    19,000
MCMORAN EXPLORATION CO         COM        582411104     160     20,000    SH        Shared-Defined    1,2    20,000
MICRON TECHNOLOGY INC          COM        595112103     361     34,200    SH        Shared-Defined    1,2    34,200
NATIONAL SEMICONDUCTOR CORP    COM        637640103     350     22,800    SH        Shared-Defined    1,2    22,800
PETROQUEST ENERGY INC          COM        716748108     153     25,000    SH        Shared-Defined    1,2    25,000
SPDR GOLD TRUST                GOLD SHS   78463V107     537      5,000    SH        Shared-Defined    1,2     5,000
SANDISK CORP                   COM        80004C101     220      7,600    SH        Shared-Defined    1,2     7,600
TERADYNE INC                   COM        880770102     391     36,400    SH        Shared-Defined    1,2    36,400
TEXAS INSTRS INC               COM        882508104   2,179     83,600    SH        Shared-Defined    1,2    83,600
XTO ENERGY INC                 COM        98385X106     698     15,000    SH        Shared-Defined    1,2    15,000
XILINX INC                     COM        983919101     476     19,000    SH        Shared-Defined    1,2    19,000
ENERGY XXI (BERMUDA) LTD       COM SHS    G10082108     104     45,000    SH        Shared-Defined    1,2    45,000